Short-term debt Short-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Schedule of Short-term Debt	Short-term debt consist of the following:

	2018	2017
Bank overdrafts	356	—
	$356	$—